Related Parties - Summary of Significant Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BBVA
Impact on the consolidated income statement
Finance costs	€ 33	€ 42
Receipt of services	5	8
Purchase of goods	1	0
Other expenses	0	38
Total costs	39	88
Finance income	46	47
Dividends received	30	21
Services rendered	88	48
Sale of goods	12	10
Other income	0	3
Total revenues	€ 176	€ 129
Significant shareholder stake of the Company (as a percent)	0.77%	0.76%
Balance sheet position
Finance arrangements: loans, capital contributions and others (borrower)	€ 173	€ 191
Finance arrangements: loans and capital contributions (lender)	441	696
Guarantees	118	239
Associates And Joint Ventures In Which BBVA And Caixabank Hold Interest
Impact on the consolidated income statement
Services rendered	€ 13	€ 16	€ 12